Financial assets and liabilities and impacts on consolidated statement of profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets and liabilities and impacts on consolidated statement of profit or loss
Schedule of financial assets and liabilities

	AS OF DECEMBER 31, 2021
			Measurement – Statement of financial
			position (IFRS 9)
	Measurement –		Fair value
	Statement of	Fair	through profit
(amounts in thousands of euros)	financial position	value	or loss	Amortized cost
Non-current financial assets	186	186		186
Other receivables (excluding prepaid expenses)	5,119	5,119	—	5,119
Other current financial assets	904	904	—	904
Cash and cash equivalents	23,926	23,926	23,926	—
Total assets	30,135	30,135	23,926	6,209
Non-current financial liabilities	5,518	5,518	—	5,518
Non-current derivative financial instruments	536	536	536	—
Current financial liabilities	12,037	12,037	6,627	5,409
Current derivative financial instruments	788	788	788	—
Trade payables	7,606	7,606	—	7,606
Tax and social liabilities	1,998	1,998	—	1,998
Other creditors and miscellaneous liabilities	381	381	—	381
Total liabilities	28,863	28,863	7,951	20,913

	AS OF DECEMBER 31, 2022
			Measurement – Statement of financial
			position (IFRS 9)

	Measurement –		Fair value
	Statement of		through profit
(amounts in thousands of euros)	financial position	Fair value	or loss	Amortized cost
Non-current financial assets	173	173	—	173
Other receivables (excluding prepaid expenses)	6,934	6,934	—	6,934
Other current financial assets	590	590	—	590
Cash and cash equivalents	11,053	11,053	11,053	—
Total assets	18,749	18,749	11,053	7,696
Non-current financial liabilities	4,367	4,117	—	4,367
Non-current derivative financial instruments	—	—	—	—
Current financial liabilities	10,213	10,308	6,660	3,552
Current derivative financial instruments	13	13	13	—
Trade payables	6,940	6,940	—	6,940
Tax and social liabilities	1,780	1,780	—	1,780
Other creditors and miscellaneous liabilities	328	328	—	328
Total liabilities	23,640	23,485	6,673	16,967

Schedule of impact of the financial assets and liabilities on the consolidated statement of profit or loss

	AS OF DECEMBER 31,
	2021		2022
		Change in fair		Change in fair
(amounts in thousands of euros)	Interest	value	Interest	value
Profit or loss impact of liabilities
Liabilities at fair value : derivative financial instruments	—	(150)	—	1,312
Liabilities at fair value : convertible notes	—	(1,707)	—	637
Non-convertible bonds at amortized costs and interest of convertible notes issued to Kreos	(545)	—	(1,597)	—
Liabilities at amortized cost: advances	(33)	—	(29)	—